Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of initial application of standards or interpretations [abstract]
Summary of property, plant and equipment useful life

Depreciation is calculated using the straight-line method to allocate the cost, net of their residual values, over their estimated useful lives or, in the case of leasehold improvements, the shorter lease term as follows:

Assets	Useful life
Laboratory equipment	5-10 years
Leasehold improvements	Shorter of lease term or 5 years
Office equipment and furniture	3-5 years